Details of Certain Consolidated Statements of Income Lines (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	$ 6,573	$ 5,712	$ 5,107
Professional services [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	2,963	2,951	2,806
Occupancy and equipment [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	1,823	1,685	1,562
Communications [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	383	378	383
MasterCard and Visa settlements [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	0	(562)	(852)
Other net expenses [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	$ 1,404	$ 1,260	$ 1,208